Investments (Tables)	12 Months Ended
Mar. 31, 2014
Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Investments Table

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2013 and 2014 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2013
Available-for-sale securities:
Debt securities:
Japanese government bonds	30,709,499	79,378	5,677	30,783,200
Japanese local government bonds	239,695	4,109	47	243,757
U.S. Treasury bonds and federal agency securities	177,438	623	36	178,025
Other foreign government bonds	596,305	1,914	94	598,125
Agency mortgage-backed securities (1)	986,646	20,496	1,429	1,005,713
Residential mortgage-backed securities	430,325	13,889	2,131	442,083
Commercial mortgage-backed securities	246,169	7,487	3,528	250,128
Japanese corporate bonds and other debt securities (2)	2,197,270	22,582	5,288	2,214,564
Foreign corporate bonds and other debt securities (3)	542,958	17,768	1,803	558,923
Equity securities (marketable)	1,699,475	1,440,102	144	3,139,433

Total	37,825,780	1,608,348	20,177	39,413,951

Held-to-maturity securities:
Debt securities:
Japanese government bonds	3,000,403	20,023	82	3,020,344

Total	3,000,403	20,023	82	3,020,344

2014
Available-for-sale securities:
Debt securities:
Japanese government bonds	22,039,640	20,063	3,727	22,055,976
Japanese local government bonds	241,985	2,783	106	244,662
U.S. Treasury bonds and federal agency securities	158,344	434	4,297	154,481
Other foreign government bonds	719,281	2,356	455	721,182
Agency mortgage-backed securities (1)	955,291	13,288	7,705	960,874
Residential mortgage-backed securities	318,955	14,757	1,707	332,005
Commercial mortgage-backed securities	159,289	3,032	1,417	160,904
Japanese corporate bonds and other debt securities (2)	2,015,045	16,316	3,284	2,028,077
Foreign corporate bonds and other debt securities (3)	559,947	10,755	2,193	568,509
Equity securities (marketable)	1,667,669	1,761,025	6,603	3,422,091

Total	28,835,446	1,844,809	31,494	30,648,761

Held-to-maturity securities:
Debt securities:
Japanese government bonds	4,040,083	17,954	220	4,057,817

Total	4,040,083	17,954	220	4,057,817

Notes	:
(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥143,954 million and ¥861,759 million, respectively, at March 31, 2013, and ¥105,553 million and ¥855,321 million, respectively, at March 31, 2014. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	Other debt securities presented in the above table primarily consist of certificates of deposit (“CDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥185,497 million at March 31,2013, and ¥214,488 million at March 31, 2014.
(3)	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateral loan obligations (“CLO”), of which the total fair values were ¥243,633 million at March 31,2013, and ¥178,055 million at March 31, 2014.

Investments Classified by Contractual Maturity Date

Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,926,354	13,876,023	2,237,263	—	22,039,640
Japanese local government bonds	30,346	130,751	80,108	780	241,985
U.S. Treasury bonds and federal agency securities	43,475	75,005	39,864	—	158,344
Other foreign government bonds	507,140	211,949	—	192	719,281
Agency mortgage-backed securities	—	—	—	955,291	955,291
Residential mortgage-backed securities	—	—	—	318,955	318,955
Commercial mortgage-backed securities	4,085	123,455	31,749	—	159,289
Japanese corporate bonds and other debt securities	369,682	1,131,664	326,861	186,838	2,015,045
Foreign corporate bonds and other debt securities	221,916	251,536	83,865	2,630	559,947

Total	7,102,998	15,800,383	2,799,710	1,464,686	27,167,777

Held-to-maturity securities:
Debt securities:
Japanese government bonds	600,047	3,080,346	359,690	—	4,040,083

Total	600,047	3,080,346	359,690	—	4,040,083

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,926,642	13,882,371	2,246,963	—	22,055,976
Japanese local government bonds	30,384	131,438	81,952	888	244,662
U.S. Treasury bonds and federal agency securities	43,907	72,142	38,432	—	154,481
Other foreign government bonds	507,577	213,355	—	250	721,182
Agency mortgage-backed securities	—	—	—	960,874	960,874
Residential mortgage-backed securities	—	—	—	332,005	332,005
Commercial mortgage-backed securities	4,087	124,981	31,836	—	160,904
Japanese corporate bonds and other debt securities	370,157	1,137,145	329,033	191,742	2,028,077
Foreign corporate bonds and other debt securities	222,527	253,142	89,625	3,215	568,509

Total	7,105,281	15,814,574	2,817,841	1,488,974	27,226,670

Held-to-maturity securities:
Debt securities:
Japanese government bonds	601,750	3,091,769	364,298	—	4,057,817

Total	601,750	3,091,769	364,298	—	4,057,817

Unrealized Loss Position Investments

The following tables show the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2013 and 2014:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2013
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,059,495	1,520	406,684	4,157	5,466,179	5,677
Japanese local government bonds	27,243	47	—	—	27,243	47
U.S. Treasury bonds and federal agency securities	69,168	36	—	—	69,168	36
Other foreign government bonds	207,942	94	—	—	207,942	94
Agency mortgage-backed securities (1)	90,832	1,429	—	—	90,832	1,429
Residential mortgage-backed securities	12,778	9	122,363	2,122	135,141	2,131
Commercial mortgage-backed securities	7,159	111	122,588	3,417	129,747	3,528
Japanese corporate bonds and other debt securities	88,146	333	222,516	4,955	310,662	5,288
Foreign corporate bonds and other debt securities	54,599	114	65,417	1,689	120,016	1,803
Equity securities (marketable)	8,488	128	699	16	9,187	144

Total	5,625,850	3,821	940,267	16,356	6,566,117	20,177

Held-to-maturity securities:
Debt securities:
Japanese government bonds	199,730	82	—	—	199,730	82

Total	199,730	82	—	—	199,730	82

2014
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,526,182	2,871	880,520	856	11,406,702	3,727
Japanese local government bonds	48,471	90	12,730	16	61,201	106
U.S. Treasury bonds and federal agency securities	66,865	2,865	38,432	1,432	105,297	4,297
Other foreign government bonds	203,026	275	7,654	180	210,680	455
Agency mortgage-backed securities (2)	102,904	2,348	76,369	5,357	179,273	7,705
Residential mortgage-backed securities	9,771	137	78,938	1,570	88,709	1,707
Commercial mortgage-backed securities	11,133	117	43,170	1,300	54,303	1,417
Japanese corporate bonds and other debt securities	130,020	359	60,230	2,925	190,250	3,284
Foreign corporate bonds and other debt securities	122,563	1,846	33,960	347	156,523	2,193
Equity securities (marketable)	132,590	6,603	10	—	132,600	6,603

Total	11,353,525	17,511	1,232,013	13,983	12,585,538	31,494

Held-to-maturity securities:
Debt securities:
Japanese government bonds	9,962	40	199,670	180	209,632	220

Total	9,962	40	199,670	180	209,632	220

Notes	:
(1)	Agency mortgage-backed securities presented in the above table represent U.S. agency securities. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government.
(2)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥105,208 million and ¥74,065 million, respectively, at March 31, 2014. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Other Investments Disclosure

The following table summarizes the composition of Other investments:

	2013	2014
	(in millions of yen)
Equity method investments	225,696	196,015
Investments held by consolidated investment companies	75,780	70,599
Other equity interests	536,659	526,075

Total	838,135	792,689